Share Capital - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common stock issued (in shares)	142,239	142,239
Common stock outstanding (in shares)	142,239	142,239
Return of stated capital	$ 0	$ 607
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0